ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.ORGANIZATION AND PRINCIPAL ACTIVITIES

H World Group Limited (the “Company”) was incorporated in the Cayman Islands under the laws of the Cayman Islands on January 4, 2007. The principal business activities of the Company and its subsidiaries and consolidated variable interest entities (the “Group”) are to develop leased and owned, manachised and franchised hotels mainly in the People’s Republic of China(“PRC”) and Europe.

On January 2, 2020, the Group completed the acquisition of 100% equity interest of Steigenberger Hotels Aktiengesellschaft Germany (“Deutsche Hospitality” or “DH”). Deutsche Hospitality was engaged in the business of leasing, franchising, operating and managing hotels under five brands in the midscale and upscale market in Europe, the Middle East and Africa. After the acquisition, “legacy DH” refers to Deutsche Hospitality and its subsidiaries and “legacy Huazhu” refers to the Group excluding Deutsche Hospitality.

In June 2022, the English name of the Company was changed from “Huazhu Group Limited” to “H World Group Limited”.

Leased and owned hotels

The Group leases hotel properties from property owners or purchases properties directly and is responsible for all aspects of hotel operations and management, including hiring, training and supervising the managers and employees required to operate the hotels. In addition, the Group is responsible for hotel development and customization to conform to the standards of the Group brands at the beginning of the lease or the construction, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease or the land and building certificate.

As of December 31, 2022 and June 30, 2023 the Group had 704 and 696 leased and owned hotels in operation, respectively.

Manachised and franchised hotels

The Group enters into franchise and management arrangements with franchisees for which the Group is responsible for providing branding, quality assurance, training, reservation, hiring and appointing of the hotel general manager and various other support services relating to hotel renovation and operations. Those hotels are classified as manachised hotels. Under the typical franchise and management agreements, the franchisee is required to pay an initial franchise fee and ongoing franchise and management service fees, which typically equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development, renovation and the costs of its operations. The franchise and management agreements typically range from eight to ten years under legacy Huazhu, and 15 to 20 years for manachised hotels and 10 to 15 years for franchised hotels under legacy DH. These agreements are renewable upon mutual agreement between the Group and the franchisee. There are also some franchised hotels for which the Group does not provide a hotel general manager. As of December 31, 2022 and June 30, 2023, the Group had 7,617 and 7,861 manachised hotels in operation and 222 and 193 franchised hotels in operation, respectively.